Credit Risk - Homes Credit Risk Review, Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) mortgage_loan	Dec. 31, 2020 GBP (£) mortgage_loan
Disclosure of credit risk exposure [line items]
Advances and flexible mortgage drawdowns	£ 1,400	£ 1,200
Part of loans in negative equity, uncollateralized	£ 75	£ 107
Average LTV of mortgage total new lending, in London	60.00%	60.00%
Internal remortgages
Disclosure of credit risk exposure [line items]
Internal remortgages	£ 30,500	£ 31,700
Greater than £2.0m | Credit risk
Disclosure of credit risk exposure [line items]
Number of individual mortgage loans | mortgage_loan	131	98
New business number of individual mortgage loans | mortgage_loan	52	38